QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 10/31
                        -------------------------------

                      Date of reporting period: 07/31/07
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          SATUIT CAPITAL MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 2007
                                   (unaudited)

      Number                                                                        Market
     of Shares       Security Description                                           Value
-------------------- ------------------------------------------------           --------------

                     COMMON STOCKS:                                    97.21%

                     AEROSPACE/DEFENSE:                                 2.16%
             61,200  DUCOMMUN, INC.                                             $     1,705,032
            206,000  SM&A                                                             1,448,180
                                                                                ----------------
                                                                                      3,153,212
                                                                                ----------------


                     COMMERCIAL SERVICES:                               2.35%
             82,400  51 JOB INC. ADR                                                  1,521,104
             40,800  TEAM, INC.                                                       1,918,008
                                                                                ----------------
                                                                                      3,439,112
                                                                                ----------------



                     COMPUTER SOFTWARE/STORAGE:                         8.92%
            178,900  AMERICAN SOFTWARE CLASS A                                        2,091,341
             78,800  COMSYS IT PARTNERS                                               1,431,008
            123,000  DIGI INTERNATIONAL INC.                                          1,756,440
             58,100  FARO TECHNOLOGIES                                                2,163,063
            219,800  INTERVOICE, INC.                                                 1,749,608
             93,600  JDA SOFTWARE GROUP                                               2,116,296
            139,300  SMART MODULAR TECH W                                             1,711,997
                                                                                ----------------
                                                                                     13,019,753
                                                                                ----------------


                     ELECTRONIC/EQUIPMENT:                              5.80%
             32,500  AMERICAN SCIENCE & ENGINEERING INC.                              1,801,150
            119,700  COMTECH GROUP, INC.                                              1,702,134
            113,200  CYPBEROPTICS CORP.                                               1,412,736
            701,000  RAE SYSTEMS INC.                                                 1,542,200
            132,100  TASER INTERNATIONAL UTS                                          2,017,167
                                                                                ----------------
                                                                                      8,475,387
                                                                                ----------------


                     ENERGY:                                            2.11%
             30,100  DAWSON GEOPHYSICAL CO.                                           1,643,761
            114,700  PIONEER DRILLING CO.                                             1,442,926
                                                                                ----------------
                                                                                      3,086,687
                                                                                -----------------


                     ENTERTAINMENT:                                     1.19%
            132,800  GAMING PARTNERS INTERNATIONAL CORP.                              1,742,336
                                                                                ----------------


                     FINANCIAL:                                         6.28%
              6,427  AMERICAN WEST BANCORP                                               98,012
             94,100  AMERISAFE INC.                                                   1,578,998
             53,500  AMTRUST FINANCIAL                                                  784,845
             45,250  ASTA FINANCIAL                                                   1,632,620
            108,750  CASTLEPOINT HLDGS. F                                             1,353,938
             38,400  CITY BANK LYNNWOOD WA                                              936,192
            237,600  GOLDLEAF FINANCIAL                                               1,235,520
            211,100  SPECIALTY UNDERWRITER                                            1,553,696
                                                                                ----------------
                                                                                      9,173,821
                                                                                ----------------


                     FOOD:                                              2.11%
            182,100  G. WILLI-FOOD INTERNATIONAL LTD.                                 1,456,800
            518,800  NUTRACEA                                                         1,618,656
                                                                                ----------------
                                                                                      3,075,456
                                                                                ----------------


                     HEALTHCARE:                                       13.57%
             37,200  AMERICAN PHYSICIANS                                                706,428
            128,633  ACETO CORP.                                                      1,172,490
            104,400  ANIKA THERAPEUTICS, INC.                                         2,084,868
            261,234  BIOSPHERE MEDICAL INC.                                           1,564,792
            376,000  CAMBRIDGE HEART INC.                                             1,451,360
             58,000  CHINA MED TECH ADR                                               1,897,760
            805,300  CYTOGEN CORP.                                                    1,054,943
            316,200  MICROTEK MEDICAL                                                 1,546,218
             48,800  OMRIX BIOPHARMACEUTICALS, INC.                                   1,399,584
             88,700  OMNICELL, INC.                                                   2,118,156
            304,600  ORCHID CELLMARK, INC.                                            1,523,000
            503,900  PHC, INC - CLASS A                                               1,511,700
            131,600  SUN HEALTHCARE GROUP                                             1,779,232
                                                                                ----------------
                                                                                     19,810,531
                                                                                ----------------


                     INDUSTRIAL:                                        1.92%
             43,200  DXP ENTERPRISES, INC.                                            1,401,408
             30,000  HURCO COMPANIES                                                  1,397,400
                                                                                ----------------
                                                                                      2,798,808
                                                                                ----------------


                     INTERNET:                                          3.23%
            128,193  INTERWOVEN, INC                                                  1,775,473
            220,400  S1 CORPORATION                                                   1,602,308
            584,900  TUMBLEWEED COMMUNICATION CORP.                                   1,333,572
                                                                                ----------------
                                                                                      4,711,353
                                                                                ----------------



                     MANUFACTURING:                                     2.10%
             83,100  COHU INC.                                                        1,661,169
            121,700  LANDEC CORP.                                                     1,400,767
                                                                                ----------------
                                                                                      3,061,936
                                                                                ----------------


                     METAL PROCESSOR:                                   1.42%
             49,200  DYNAMIC MATERIALS CO.                                            2,069,844
                                                                                ----------------



                     OIL & GAS:                                        17.06%
             31,900  ARENA RESOURCES, INC.                                            1,732,489
            115,800  EDGE PETROLEUM CORP.                                             1,437,078
             47,700  GEOKINETICS INC.                                                 1,019,826
             41,400  GMX RESOURCES, INC.                                              1,305,756
             33,400  GULFMARK OFFSHORE, INC.                                          1,569,132
             92,400  GULPORT ENERGY CORP.                                             1,756,524
            319,500  KODIAK OIL & GAS CORP.                                           1,469,700
             84,200  MITCHAM INDUSTRIES                                               1,538,334
             40,100  NATCO GROUP INC. - A                                             1,856,229
            103,500  NATURAL GAS SERVICES GROUP                                       1,532,835
             69,400  PARALLEL PETROLEUM                                               1,413,678
             72,800  SUPERIOR WELL SERVICE                                            1,413,048
            169,665  T.G.C. INDUSTRIES                                                1,594,851
             55,200  T-3 ENERGY SERVICE INC.                                          1,914,888
            164,000  TXCO RESOURCES, INC.                                             1,648,200
            112,500  UNION DRILLING INC.                                              1,711,125
                                                                                ----------------
                                                                                     24,913,693
                                                                                ----------------


                     RETAIL:                                            0.90%
             43,935  BIG 5 SPORTING GOODS                                               938,891
             36,500  SPORT SUPPLY GROUP INC.                                            374,855
                                                                                ----------------
                                                                                      1,313,746
                                                                                ----------------


                     SEMI-CONDUCTORS:                                   5.52%
            153,700  02MICRO INTERNATIONAL LIMITED ADR                                1,879,751
            224,000  CHIPMOS TEC                                                      1,561,280
             98,700  RUDOLPH TECHNOLOGIES, INC.                                       1,544,655
             74,500  SILICON MOTION ADR                                               1,363,350
            121,700  ULTRA CLEAN HOLDINGS                                             1,712,319
                                                                                ----------------
                                                                                      8,061,355
                                                                                ----------------


                     TECH:                                              5.26%
            132,000  ASPEN TECHNOLOGY INC.                                            1,636,800
            103,900  NCI, INC.                                                        1,619,801
            139,528  RADIANT SYSTEMS                                                  1,939,439
             28,500  RIMAGE CORP                                                        685,140
             50,947  UNIVERSAL ELECTRONICS, INC.                                      1,795,372
                                                                                ----------------
                                                                                      7,676,552
                                                                                ----------------


                     TELECOMMUNICATIONS:                                6.66%
             69,709  TESSCO TECHNOLOGIES, INC.                                        1,394,170
             95,800  CPI INTERNATIONAL                                                1,630,516
            117,200  GLOBECOMM SYSTEMS                                                1,441,560
            155,600  SIRENZA MICRODEVICES                                             1,767,616
            122,600  SMITH MICRO SOFTWARE INC.                                        1,673,490
            146,000  WPCS INTERNATIONAL                                               1,825,000
                                                                                ----------------
                                                                                      9,732,352
                                                                                ----------------


                     TRANSPORTATION:                                    8.66%
             92,300  CELADON GROUP INC.                                               1,390,038
             42,400  DRYSHIPS, INC.                                                   2,430,368
             88,303  PROVIDENCE & WORCESTER RAILROAD CO.                              1,638,021
            110,900  QUINTANA MARITIME                                                1,988,437
             89,300  STEALTHGAS, INC.                                                 1,538,639
             47,800  TBS INTERNATIONAL LSTD-A                                         1,834,086
             77,900  ULTRAPETROL LTD.                                                 1,830,650
                                                                                ----------------
                                                                                     12,650,239
                                                                                ----------------


                     Total Securities                                  97.21%       141,966,173
                     Cash and Cash Equivalents                          2.79%         4,071,822
                                                                      -------   ----------------
                     TOTAL INVESTMENTS                                100.00%       146,037,995
                                                                     ========   ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 09-24-2007
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 09-24-2007
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 09-24-2007
      ------------------------------------